Condensed Consolidating Statement of Operations (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Financial Statements Captions [Line Items]
Revenues	$ 1,264,674	$ 1,228,918	$ 1,261,397	$ 1,272,610	$ 1,194,890	$ 1,160,690	$ 1,175,915	$ 1,243,740	$ 5,027,599	$ 4,775,235	$ 4,793,342
Salaries, wages and benefits									2,442,879	2,364,138	2,349,297
Supplies									289,043	286,266	300,836
Rent									313,039	302,192	294,789
Other operating expenses									679,992	633,906	629,779
General and administrative expenses									977,823	906,620	860,346
Other (income) expense									(872)	(861)	26
Impairment charges					76,100					77,193	108,953
Depreciation and amortization									155,570	152,945	158,085
Interest expense									168,763	108,008	107,825
Investment income									(3,996)	(4,046)	(986)
Operating expenses									5,022,241	4,826,361	4,808,950
Income (loss) from continuing operations before income taxes									5,358	(51,126)	(15,608)
Provision (benefit) for income taxes									462	(10,493)	30,341
Income (loss) from continuing operations	(4,803)	7,222	(20,450)	22,927	(50,334)	(15,357)	13,879	11,179	4,896	(40,633)	(45,949)
Discontinued operations, net of income taxes:
Income (loss) from operations	(28,743)	(8,677)	(8,768)	(7,442)	(7,563)	(25,871)	(1,200)	(5,681)	(53,630)	(40,315)	11,370
Loss on divestiture of operations	(9,061)	1,387	(2,018)	(3,006)	(5,994)	(65,016)	(10,852)	(2,025)	(12,698)	(83,887)	(4,745)
Income (loss) from discontinued operations	(37,804)	(7,290)	(10,786)	(10,448)	(13,557)	(90,887)	(12,052)	(7,706)	(66,328)	(124,202)	6,625
Net loss	(42,607)	(68)	(31,236)	12,479	(63,891)	(106,244)	1,827	3,473	(61,432)	(164,835)	(39,324)
(Earnings) loss attributable to noncontrolling interests:
Continuing operations	(5,143)	(4,372)	(4,828)	(4,529)	(2,466)	(841)	(116)	(467)	(18,872)	(3,890)	(1,382)
Discontinued operations	66	78	253	70	61	87	34	51	467	233	339
(Earnings) loss attributable to noncontrolling interests	(5,077)	(4,294)	(4,575)	(4,459)	(2,405)	(754)	(82)	(416)	(18,405)	(3,657)	(1,043)
Loss attributable to Kindred	$ (47,684)	$ (4,362)	$ (35,811)	$ 8,020	$ (66,296)	$ (106,998)	$ 1,745	$ 3,057	(79,837)	(168,492)	(40,367)
Comprehensive loss									(63,731)	(163,205)	(39,737)
Comprehensive loss attributable to Kindred									(82,136)	(166,862)	(40,780)
Parent company/issuer
Condensed Financial Statements Captions [Line Items]
Management fees											(218)
Intercompany interest (income) expense from affiliates									(117,330)	(106,068)	(113,745)
Interest expense									164,229	107,785	107,243
Equity in net loss of consolidating affiliates									51,393	167,455	44,651
Operating expenses									98,292	169,172	37,931
Income (loss) from continuing operations before income taxes									(98,292)	(169,172)	(37,931)
Provision (benefit) for income taxes									(18,455)	(680)	2,436
Income (loss) from continuing operations									(79,837)	(168,492)	(40,367)
Discontinued operations, net of income taxes:
Net loss									(79,837)	(168,492)	(40,367)
(Earnings) loss attributable to noncontrolling interests:
Loss attributable to Kindred									(79,837)	(168,492)	(40,367)
Comprehensive loss									(82,136)	(166,862)	(40,780)
Comprehensive loss attributable to Kindred									(82,136)	(166,862)	(40,780)
Guarantor Subsidiaries
Condensed Financial Statements Captions [Line Items]
Revenues									4,466,335	4,392,006	4,449,645
Salaries, wages and benefits									2,309,844	2,234,195	2,221,049
Supplies									257,066	275,504	271,531
Rent									263,783	267,601	267,531
Other operating expenses									594,596	562,950	583,345
General and administrative expenses									787,844	806,842	775,539
Other (income) expense									233	635	26
Impairment charges										77,193	108,953
Depreciation and amortization									146,994	144,062	147,672
Management fees									(13,256)	(12,908)	(12,483)
Intercompany interest (income) expense from affiliates									80,093	70,995	80,456
Interest expense									15	11	(48)
Investment income									(587)	(233)	(114)
Operating expenses									4,426,625	4,426,847	4,443,457
Income (loss) from continuing operations before income taxes									39,710	(34,841)	6,188
Provision (benefit) for income taxes									13,086	(11,348)	33,529
Income (loss) from continuing operations									26,624	(23,493)	(27,341)
Discontinued operations, net of income taxes:
Income (loss) from operations									(47,647)	(38,793)	13,942
Loss on divestiture of operations									(10,572)	(83,887)	(4,745)
Income (loss) from discontinued operations									(58,219)	(122,680)	9,197
Net loss									(31,595)	(146,173)	(18,144)
(Earnings) loss attributable to noncontrolling interests:
Loss attributable to Kindred									(31,595)	(146,173)	(18,144)
Comprehensive loss									(32,701)	(146,173)	(18,490)
Comprehensive loss attributable to Kindred									(32,701)	(146,173)	(18,490)
Non-Guarantor Subsidiaries
Condensed Financial Statements Captions [Line Items]
Revenues									664,504	499,315	444,144
Salaries, wages and benefits									133,035	129,943	128,248
Supplies									31,977	10,762	29,305
Rent									49,256	34,591	27,258
Other operating expenses									85,396	70,956	46,434
General and administrative expenses									293,219	215,864	185,254
Other (income) expense									(1,105)	(1,496)
Depreciation and amortization									8,576	8,883	10,413
Management fees									13,256	12,908	12,701
Intercompany interest (income) expense from affiliates									37,237	35,073	33,289
Interest expense									4,519	212	630
Investment income									(3,409)	(3,813)	(872)
Operating expenses									651,957	513,883	472,660
Income (loss) from continuing operations before income taxes									12,547	(14,568)	(28,516)
Provision (benefit) for income taxes									5,831	1,535	(5,624)
Income (loss) from continuing operations									6,716	(16,103)	(22,892)
Discontinued operations, net of income taxes:
Income (loss) from operations									(5,983)	(1,522)	(2,572)
Loss on divestiture of operations									(2,126)
Income (loss) from discontinued operations									(8,109)	(1,522)	(2,572)
Net loss									(1,393)	(17,625)	(25,464)
(Earnings) loss attributable to noncontrolling interests:
Continuing operations									(18,872)	(3,890)	(1,382)
Discontinued operations									467	233	339
(Earnings) loss attributable to noncontrolling interests									(18,405)	(3,657)	(1,043)
Loss attributable to Kindred									(19,798)	(21,282)	(26,507)
Comprehensive loss									(2,560)	(17,859)	(24,627)
Comprehensive loss attributable to Kindred									(20,965)	(21,516)	(25,670)
Consolidating and Eliminating Adjustments
Condensed Financial Statements Captions [Line Items]
Revenues									(103,240)	(116,086)	(100,447)
General and administrative expenses									(103,240)	(116,086)	(100,447)
Equity in net loss of consolidating affiliates									(51,393)	(167,455)	(44,651)
Operating expenses									(154,633)	(283,541)	(145,098)
Income (loss) from continuing operations before income taxes									51,393	167,455	44,651
Income (loss) from continuing operations									51,393	167,455	44,651
Discontinued operations, net of income taxes:
Net loss									51,393	167,455	44,651
(Earnings) loss attributable to noncontrolling interests:
Loss attributable to Kindred									51,393	167,455	44,651
Comprehensive loss									53,666	167,689	44,160
Comprehensive loss attributable to Kindred									$ 53,666	$ 167,689	$ 44,160